REPORTABLE SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING, INFORMATION ON REVENUES AND LONG-LIVED ASSETS

Revenue from operations

	Quarter ended		Year-to-date period ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Reportable Segment:
Production Services	$152,670	$139,034	$289,437	$272,224
Drilling and Evaluation Services	82,257	64,215	157,916	130,324
Total revenue	$234,927	$203,249	$447,353	$402,548

Long-lived assets

	June 30, 2021	December 31, 2020
Reportable Segment:
Production Services	$302,694	$303,625
Drilling and Evaluation Services	132,609	124,062
Total Reportable Segments	435,303	427,687
Unallocated assets	17,150	10,056
Total long-lived assets	$452,453	$437,743

Operating income

	Quarter ended		Year-to-date period ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Reportable Segment:
Production Services	$18,015	$20,217	$32,197	$41,545
Drilling and Evaluation Services	8,558	8,334	18,271	16,202
Total Reportable Segments	26,573	28,551	50,468	57,747
Unallocated expenses	(12,455)	(10,693)	(20,389)	(21,374)
Total operating income	$14,118	$17,858	$30,079	$36,373

SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERS AND LONG-LIVED ASSETS, BY GEOGRAPHICAL AREAS

Revenue by geographic area

	Quarter ended		Year-to-date period ended
	June 30,	June 30,	June 30,	June 30,
	2021	2020	2021	2020
Geographic Area:
Domestic (British Virgin Islands)
MENA	$232,548	$200,737	$442,333	$396,798
Rest of World	2,379	2,512	5,020	5,750
Total revenue	$234,927	$203,249	$447,353	$402,548

Long-lived assets by geographic area

	June 30, 2021	December 31, 2020
Geographic area:
Domestic (British Virgin Islands)	$-	$-
MENA	444,595	429,283
Rest of World	7,858	8,460
Total long-lived assets	$452,453	$437,743